FLAHERTY & CRUMRINE PREFERRED INCOME FUND


 Dear Shareholder:

     The Flaherty & Crumrine Preferred Income Fund ("PFD") delivered very respectable results during the most recently concluded fiscal quarter. For the three month period ending February 28, 2005, the Fund produced a total return on net asset value ("NAV") of 5.8%(1). All segments of the investment portfolio performed well during the period; however, the Adjustable Rate Preferred securities in the Fund (approximately 8% of the portfolio at the beginning of the quarter) were exceptionally strong. The Fund's hedges were a modest drag on investment results, as long-term interest rates declined during the period.

     In recent letters, we have indicated that the Fund is susceptible to the same factors that have forced many other income-oriented funds to reduce their dividend distributions. In April, the Fund's monthly dividend was set at $0.0905 per share, a 4.7% reduction from the prior month.

     As is the case with other leveraged funds, rising short-term interest rates have increased the amount the Fund must pay on its Money Market Cumulative PreferredTM Stock ("MMP(R)"). Typically, rising short-term interest rates are accompanied by rising long-term rates, which should increase the value of the Fund's hedges. The gains on the hedges can then be invested in additional securities, which in turn increase the Fund's income, and, on balance, help keep the Fund's dividend relatively stable.

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Maturity 4/30/04  2/28/05
 0.25              0.97              2.74
 0.50              1.14              2.97
 2.00              2.31              3.58
 3.00              2.75              3.75
 5.00              3.61              3.99
 10.00             4.50              4.36
 30.00             5.28              4.71

     As the above chart shows, current market conditions are anything but typical--since the Federal Reserve signaled its intent to raise short-term interest rates last April, short-term interest rates have increased by approximately 175 basis points, while long-term interest rates have FALLEN by over 50 basis points! As a result, the Fund's MMP(R) expense is significantly higher, but the hedges have not enabled us to produce more income. While we do not expect these conditions to persist for long periods, at this time it is necessary to adjust the monthly distribution to a more sustainable amount.

     Over the longer term, a "flatter" yield curve (as measured by the difference in short- and long-term interest rates) is not a bad thing for the Fund. Obviously, the cost of the Fund's leverage will go up, but at the same time, the cost of the Fund's hedging strategy should go down. This effect can be significant

--------------------------
     (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

since the leverage comprises roughly 33% of the Fund's assets, while the ENTIRE portfolio is hedged. The impact of the higher leverage cost occurs almost immediately, while the benefits of lower hedging costs take a bit longer to impact the Fund's income. The mathematics of all this can be a bit daunting, but over the long run, these two effects have tended to offset each other.

           As a rule, we don't comment on the market price of the Fund's common shares; however, recent market activity certainly does warrant some observations. Over the long run, the market price SHOULD track the net asset value. From time to time we expect to see some deviation due to factors or circumstances unique to the Fund. For example, most investors cannot replicate PFD's investment portfolio, hedging strategy, or leverage, and therefore may be willing to pay a premium to the NAV.

           The chart below plots the recent market price and net asset value of PFD. For most of this period, the market price traded at a premium to the NAV. We attributed this in part to the Fund's long history and successful track record, plus an attractive dividend rate which may be taxed at favorable rates for certain investors. During late February of this year, shares were trading around $183/4; as of this writing, they are trading around $16.00. During the same period, the net asset value declined less than $0.15!

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Flaherty & Crumrine Preferred Income Fund
                        Market Price vs. Net Asset Value

              MARKET PRICE        NAV
2/6/04           18.45           16.27
2/13/04          18.55           16.32
2/20/04          18.88           16.23
2/27/04          18.97           16.37
3/5/04           19.28           16.41
3/12/04          19.3            16.51
3/19/04          19.58           16.51
3/26/04          19.7            16.3
4/2/04           19.12           16.19
4/9/04           17.2            16.17
4/16/04          16.83           16.1
4/23/04          16.12           15.93
4/30/04          16.11           15.94
5/7/04           15.52           15.69
5/14/04          15.83           15.51
5/21/04          16.45           15.4
5/28/04          17.62           15.45
6/4/04           17.25           15.43
6/11/04          17.5            15.36
6/18/04          17.65           15.42
6/25/04          17.54           15.28
7/2/04           17.45           15.32
7/9/04           17.23           15.29
7/16/04          17.19           15.42
7/23/04          17.03           15.24
7/30/04          16.78           15.28
8/6/04           17.07           15.43
8/13/04          17.35           15.49
8/20/04          17.93           15.41
8/27/04          17.93           15.44
9/3/04           18.03           15.4
9/10/04          18.24           15.56
9/17/04          18.33           15.73
9/24/04          18              15.86
10/1/04          17.85           15.67
10/8/04          18.39           15.73
10/15/04         18.47           15.83
10/22/04         18.48           15.77
10/29/04         18.3            15.74
11/5/04          18.08           15.65
11/12/04         18.18           15.65
11/19/04         18.32           15.65
11/26/04         18.27           15.67
12/3/04          17.26           15.72
12/10/04         17.35           15.89
12/17/04         17.77           15.91
12/24/04         18.1            15.74
12/31/04         18.25           15.89
1/7/05           18.27           15.83
1/14/05          18.13           16.05
1/21/05          18.33           16.1
1/28/05          18.43           16.08
2/4/05           18.39           16.27
2/11/05          18.67           16.27
2/18/05          18.77           16.06
2/25/05          18.64           16.1
3/4/05           18.25           16.15
3/11/05          17.7            15.98
3/18/05          16.08           15.97
3/25/05          15.6            15.78
4/4/05           16.03           15.99

           Unlike open-end mutual funds, investors in closed-end funds should have a longer investment horizon in order to weather swings in the relationship between market price and NAV. In that same vein, investors with a long-term investment horizon should stay focused on the NAV performance and dividend history of the Fund. We plan to stay the course and hopefully will continue to meet and exceed the objectives of the Fund.

           As was evident in its recent Proxy Statement, 2005 represents a year of transition in the individuals representing the Fund's shareholders. Martin Brody, who has served as a Director since the inception of the Fund, will not stand for reelection at the upcoming Shareholder's Meeting. Martin brought a wealth of wisdom and experience to the board, and will be missed. Karen Hogan has been nominated by the Board to replace Martin. Karen brings an extensive financial and investment banking background to the Board; her knowledge will certainly benefit Shareholders. In addition, to comply with recent SEC rule amendments requiring that independent directors constitute 75% of the Board, Robert Ettinger has resigned as a Director. However, Bob will continue to be very involved with the management of the Fund, continuing to serve as President of both the Fund and Flaherty & Crumrine Incorporated, the Fund's Investment Adviser.

           Please take advantage of the Fund's website, WWW.PREFERREDINCOME.COM. It contains a wide range of useful and up-to-date information about the Fund. We have also addressed in greater detail many of the topics discussed in this letter.



     Sincerely,





     /S/ DONALD F. CRUMRINE                          /S/ ROBERT M. ETTINGER
     Donald F. Crumrine                              Robert M. Ettinger
     Chairman of the Board                           President

April 5, 2005

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OVERVIEW
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------

FUND STATISTICS ON 2/28/05
---------------------------------------------
Net Asset Value               $      16.03

Market Price                  $      18.77

Premium                              17.09%

Yield on Market Price                 6.07%

Common Shares
Outstanding                     10,300,010



MOODY'S RATINGS             % OF PORTFOLIO
---------------------------------------------
Aaa                                    0.5%

Aa                                     9.7%

A                                     23.6%

Baa                                   39.7%

Ba                                    14.5%

Not Rated                              6.3%
---------------------------------------------
Below Investment Grade*               13.8%
* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.



INDUSTRY CATEGORIES                    % OF PORTFOLIO
------------------------------------------------------


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Utilities           42%
Banks               25%
Financial Services  15%
Insurance            9%
Oil and Gas          4%
Other                4%
REITs                1%




TOP 10 HOLDINGS BY ISSUER        % OF PORTFOLIO
-------------------------------------------------
Interstate Power                       5.3%

Lehman Brothers                        4.8%

Citigroup                              4.6%

Alabama Power                          4.2%

Fannie Mae                             3.8%

North Fork Bancorporation              3.6%

ABN Amro                               3.4%

Zurich RegCaPS                         3.3%

Xcel Energy                            3.0%

SLM Corporation                        2.9%

                                                                                                     % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                               77%

Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                           76%
---------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND
   DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                           -----------------------------------------------------


SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- 92.6%
               BANKING -- 25.0%
------------------------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
       3,625     6.46% Pfd., 144A**** ...........................................................  $      3,745,948*
       4,500     6.59% Pfd., 144A**** ...........................................................         4,687,560*
         400   BancWest Capital I, 9.50% Pfd. 12/01/30 ..........................................            10,420(1)
$    750,000   Barnett Capital II, 7.95% 12/01/26 Capital Security ..............................           822,214
$  1,500,000   BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ..................         1,639,042(1)
$    250,000   Chase Capital I, 7.67% 12/01/26 Capital Security .................................           271,486
               Citigroup, Inc.:
     113,427     5.864% Pfd., Series M ..........................................................         5,844,893*
       9,876     6.213% Pfd., Series G ..........................................................           516,070*
      26,200     6.231% Pfd., Series H ..........................................................         1,379,692*
      65,350     6.365% Pfd., Series F ..........................................................         3,469,431*
               Cobank, ACB:
      50,000     7.00% Pfd., 144A**** ...........................................................         2,778,750*
      75,000     Adj. Rate Pfd., 144A**** .......................................................         4,227,750*
$    500,000   Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B ...           584,522
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B .............         2,498,344(1)
$  1,500,000   First Union Capital II, 7.95% 11/15/29 Capital Security ..........................         1,890,188
$    906,000   First Union Institutional Capital I, 8.04% 12/01/26 Capital Security .............           994,172
$  1,820,000   First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ............         1,985,101
$  7,820,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ......................         8,839,220
$  2,500,000   HBOS Capital Funding LP, 6.85% Pfd. ..............................................         2,638,613(1)
      34,200   HSBC USA, Inc., $2.8575 Pfd. .....................................................         1,749,501*
      37,500   J.P. Morgan Chase & Co., 6.625% Pfd., Series H ...................................         1,933,875*
$    270,000   Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security .................           297,100
$    674,000   NB Capital Trust II, 7.83% 12/15/26 Capital Security .............................           737,990
$  1,700,000   RBS Capital Trust B, 6.80% Pfd. ..................................................         1,784,176**(1)
      16,500   Regions Financial Trust I, 8.00% Pfd. ............................................           432,713
$  2,635,000   Republic New York Capital II, 7.53% 12/04/26 Capital Security ....................         2,848,369(1)
          10   Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** .........................         1,079,875
$  1,200,000   Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** .............         1,325,124
       7,500   Wachovia Preferred Funding, 7.25% Pfd., Series A .................................           217,350
-------------------------------------------------------------------------------------------------------------------
                                                                                                         61,229,489
                                                                                                   ----------------
               FINANCIAL SERVICES -- 14.5%
------------------------------------------------------------------------------------------------------------------------------------
               The Bear Stearns Companies, Inc.:
      63,100     5.49% Pfd., Series G ...........................................................         3,171,090*
      49,040     5.72% Pfd., Series F ...........................................................         2,558,662*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Fannie Mae:
      60,000     4.75% Pfd., Series M ...........................................................  $      2,516,400*
     120,000     Adj. Rate Pfd. .................................................................         6,756,000*
               Freddie Mac:
       6,975     5.00% Pfd., Series F ...........................................................           308,121*
      28,350     5.30% Pfd ......................................................................         1,327,489*
               Lehman Brothers Holdings, Inc.:
      68,280     5.67% Pfd., Series D ...........................................................         3,493,205*
     154,475     5.94% Pfd., Series C ...........................................................         7,926,112*
      15,000     6.50% Pfd., Series F ...........................................................           401,325*
     123,805   SLM Corporation, 6.97% Pfd., Series A ............................................         7,025,934*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         35,484,338
                                                                                                   ----------------
               INSURANCE -- 8.4%
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   AON Capital Trust A, 8.205% 01/01/27 Capital Security ............................         2,290,780
      21,000   Everest Re Capital Trust II, 6.20% Pfd. Series B .................................           515,550(1)
$  5,150,000   MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ..................         5,814,144
          18   Premium Assets, Series A, Zurich RegCaPS Variable Inverse Pfd., Pvt. .............         2,049,026*
$  4,000,000   Provident Financing Trust I, 7.405% 03/15/38 Capital Security ....................         3,858,100
       7,000   St. Paul Capital Trust I, 7.60% Pfd. .............................................           184,030
               Zurich RegCaPS Funding Trust:
       2,850     6.01% Pfd., 144A**** ...........................................................         2,889,629*
       2,950     6.58% Pfd., 144A**** ...........................................................         3,116,277*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         20,717,536
                                                                                                   ----------------
               UTILITIES -- 37.7%
------------------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
         300     4.52% Pfd. .....................................................................            27,918*
       5,734     4.72% Pfd. .....................................................................           557,201*
     111,600     5.20% Pfd. .....................................................................         2,797,812*
     275,000     5.30% Pfd. .....................................................................         7,026,250*
      10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ........................         1,044,050*
               Central Hudson Gas & Electric Corporation:
       5,000     4.35% Pfd., Series D, Pvt. .....................................................           424,625*
         900     4.96% Pfd., Series E, Pvt. .....................................................            83,947*
      10,000   Central Illinois Light Company, 4.64% Pfd. .......................................           938,050*
      11,000   Central Illinois Public Service Corporation, 4.90% Pfd. ..........................         1,057,705*
      16,679   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. ........         1,734,533*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                          ------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               Connecticut Light & Power Company:
       2,024     4.50% Pfd., Pvt. ...............................................................  $         83,419*
       9,300     5.28% Pfd. .....................................................................           453,840*
       1,905     6.56% Pfd., Series 1968 ........................................................            98,603*
      15,778     $3.24 Pfd. .....................................................................           828,108*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C ....................           196,381*
       2,886   Dayton Power and Light Company, 3.90% Pfd., Series C .............................           212,511*
               Duke Energy Corporation:
       4,556     4.50% Pfd., Series C, Pvt. .....................................................           400,655*
         519     7.04% Pfd., Series Y ...........................................................            53,569*
      30,762     7.85% Pfd., Series S ...........................................................         3,188,635*
               Duquesne Light Company:
       7,675     4.10% Pfd. .....................................................................           284,167*
       6,330     4.15% Pfd. .....................................................................           237,217*
         910     4.20% Pfd. .....................................................................            34,512*
      25,775     6.50% Pfd. .....................................................................         1,407,444*
       5,490     $2.10 Pfd., Series A ...........................................................           208,208*
       5,000   Energy East Capital Trust I, 8.25% Pfd.                                                      131,975
               Entergy Arkansas, Inc.:
       5,574     7.32% Pfd. .....................................................................           581,898*
      11,350     7.40% Pfd. .....................................................................         1,180,911*
       5,030     7.80% Pfd. .....................................................................           526,113*
       3,822     7.88% Pfd. .....................................................................           398,883*
      30,266     $1.96 Pfd. .....................................................................           757,407*
       4,555   Entergy Gulf States, Inc., 7.56% Pfd. ............................................           463,790*
               Entergy Louisiana, Inc.:
         260     7.84% Pfd. .....................................................................            27,187*
     106,138     8.00% Pfd., Series 92 ..........................................................         2,677,331*
               Entergy Mississippi, Inc.:
       5,000     4.92% Pfd. .....................................................................           427,250*
       8,600     7.44% Pfd. .....................................................................           891,218*
      10,800   Enterprise Capital Trust I, 7.44% Pfd., Series A .................................           274,590
               Florida Power Company:
      17,769     4.58% Pfd. .....................................................................         1,608,805*
       5,157     4.60% Pfd. .....................................................................           466,605*
      18,535     4.75% Pfd. .....................................................................         1,731,725*
      50,000   Georgia Power Capital Trust  V, 7.125% Pfd. ......................................         1,331,250
       2,010   Great Plains Energy, Inc., 4.50% Pfd. ............................................           163,433*
$  3,500,000   Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security .......         3,840,217

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      32,650   Indianapolis Power & Light Company, 5.65% Pfd. ...................................  $      3,108,770*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B ..........................        12,963,840*
      14,250   Narragansett Electric Company, 4.64% Pfd. ........................................           658,136*
               Northern Indiana Public Service Company:
       3,905     7.44% Pfd. .....................................................................           399,228*
       7,465     Adj. Rate Pfd., Series A .......................................................           379,222*
       6,170   Ohio Edison Company, 4.44% Pfd. ..................................................           498,783*
               Pacific Enterprises:
      27,430     $4.50 Pfd. .....................................................................         2,464,860*
      10,000     $4.75 Pfd., Series 53 ..........................................................           948,500*
               PacifiCorp:
         451     5.40% Pfd. .....................................................................            47,964*
       1,225     $4.56 Pfd. .....................................................................           110,011*
      14,542     $4.72 Pfd. .....................................................................         1,351,752*
      14,388     $7.48 Sinking Fund Pfd. ........................................................         1,540,379*
       5,000   PECO Energy Company, $4.40 Pfd., Series C ........................................           406,850*
         790   Pennsylvania Power Company, 7.75% Pfd. ...........................................            80,197*
      11,194   Portland General Electric, 7.75% Sinking Fund Pfd. ...............................         1,134,232*
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd. ...................................           522,775*
      10,000   Public Service Company of New Mexico, 4.58% Pfd., Series 1965 ....................           789,600*
               San Diego Gas & Electric Company:
       1,200     4.40% Pfd. .....................................................................            21,192*
         700     4.50% Pfd. .....................................................................            12,645*
      67,000     $1.70 Pfd. .....................................................................         1,746,020*
      18,750     $1.7625 Sinking Fund Pfd. ......................................................           483,844*
     125,000   Savannah Electric & Power Company, 6.00% Pfd. ....................................         3,248,750*
               South Carolina Electric & Gas Company:
      25,373     5.125% Purchase Fund Pfd., Pvt. ................................................         1,305,695*
       6,703     6.00% Purchase Fund Pfd., Pvt. .................................................           341,652*
      54,100   Southern California Edison, 4.08% Pfd. ...........................................         1,054,138*
      75,000   Southern Union Company, 7.55% Pfd. ...............................................         2,072,625*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 Capital Security .........................           825,244
               TXU US Holdings Company:
      10,000     $4.00 Pfd., Series TES .........................................................           745,750*
       5,700     $4.00 Pfd., Series TPL .........................................................           425,077*
       1,000     $4.84 Pfd. .....................................................................            90,230*
               Union Electric Company:
      14,150     4.56% Pfd. .....................................................................         1,309,158*
       4,000     $7.64 Pfd. .....................................................................           417,580*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                          ------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
      12,500   Virginia Electric & Power Company, $7.05 Pfd. ....................................  $      1,289,500*
               Wisconsin Power & Light Company:
       1,220     4.50% Pfd. .....................................................................           111,978*
         394     4.80% Pfd. .....................................................................            38,184*
      13,000     6.20% Pfd. .....................................................................         1,334,255*
               Xcel Energy, Inc.:
      16,030     $4.08 Pfd., Series B ...........................................................         1,237,516*
      26,200     $4.10 Pfd., Series C ...........................................................         2,032,596*
      22,000     $4.11 Pfd., Series D ...........................................................         1,710,830*
      17,750     $4.16 Pfd., Series E ...........................................................         1,397,191*
      10,000     $4.56 Pfd., Series G ...........................................................           862,850*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         92,379,547
                                                                                                   ----------------
               OIL AND GAS -- 4.4%
------------------------------------------------------------------------------------------------------------------------------------
      17,200   Anadarko Petroleum Corporation, 5.46% Pfd. .......................................         1,764,720*
       7,000   Apache Corporation, 5.68% Pfd., Series B .........................................           730,450*
       8,000   Devon Energy Corporation, 6.49% Pfd., Series A ...................................           847,360*
       5,985   EOG Resources, Inc., 7.195% Pfd., Series B .......................................         6,386,953*
      10,000   Lasmo America Limited, 8.15% Pfd., 144A**** ......................................         1,104,650*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,834,133
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.9%
------------------------------------------------------------------------------------------------------------------------------------
      40,000   Realty Income Corporation, 7.375%, Pfd., REIT, Series D ..........................         1,067,800
      40,000   Regency Centers Corporation, 7.25% Pfd., REIT ....................................         1,041,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,109,200
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.7%
------------------------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ........................         1,269,220*
      36,200   Farmland Industries, Inc., 8.00% Pfd., 144A**** ..................................            18,100*+
      33,250   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ..............................         2,796,491*
      26,000   Touch America Holdings, $6.875 Pfd. ..............................................                --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,083,811
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $204,979,528) ............................................................       226,838,054
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
CORPORATE DEBT SECURITY -- 0.5%
               UTILITIES -- 0.5%
------------------------------------------------------------------------------------------------------------------------------------
      45,000   Northern States Power Company, 8.00% .............................................  $      1,231,650
-------------------------------------------------------------------------------------------------------------------
               TOTAL CORPORATE DEBT SECURITY
                 (Cost $1,107,375) ..............................................................         1,231,650
                                                                                                   ----------------
COMMON STOCKS AND CONVERTIBLE SECURITIES -- 5.1%
               BANKING -- 0.4%
------------------------------------------------------------------------------------------------------------------------------------
      50,000   New York Community Bancorp, Inc. .................................................           913,750*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            913,750
                                                                                                   ----------------
               INSURANCE -- 0.7%
------------------------------------------------------------------------------------------------------------------------------------
      50,000   UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 .................         1,715,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,715,750
                                                                                                   ----------------
               UTILITIES -- 4.0%
------------------------------------------------------------------------------------------------------------------------------------
     107,500   Duke Energy Corporation ..........................................................         2,905,188*
      88,278   FPL Group, Inc. ..................................................................         7,015,894*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          9,921,082
                                                                                                   ----------------
               TOTAL COMMON STOCKS AND CONVERTIBLE SECURITIES
                 (Cost $11,227,229) .............................................................        12,550,582
                                                                                                   ----------------
OPTION CONTRACTS -- 0.9%
       1,425   June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 ...........         2,317,578+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,693,679) ..............................................................         2,317,578
                                                                                                   ----------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                          ------------------------------------------------------



SHARES/$ PAR                                                                                                VALUE
------------                                                                                               -------
MONEY MARKET FUND -- 0.5%
   1,159,750   BlackRock Provident Institutional, TempFund ......................................  $      1,159,750
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,159,750) ..............................................................         1,159,750
                                                                                                   ----------------

 TOTAL INVESTMENTS (Cost $220,167,561***) .........................................        99.6%        244,097,614
 OTHER ASSETS AND LIABILITIES (NET) ...............................................         0.4%            983,537
                                                                                      ---------    ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK .........................      100.0%++  $    245,081,151
                                                                                      ---------    ----------------
 MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ..........................       (80,000,000)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK .....................................................  $    165,081,151
                                                                                                   ================

-----------------------------
     * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
    **   Securities distributing Qualified Dividend Income only.
   ***   Aggregate cost of securities held.
  **** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   (1)   Foreign Issuer.
     +   Non-income producing.
    ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

              ABBREVIATIONS:
  REIT   -- Real Estate Investment Trust
  PFD.   -- Preferred Securities
  PVT.   -- Private Placement Securities
            Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
Flaherty  & Crumrine  Preferred Income Fund Incorporated
STATEMENT OF CHANGES IN NET  ASSETS  AVAILABLE TO COMMON STOCK(1)
FOR THE  PERIOD  FROM  DECEMBER  1, 2004 THROUGH FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                                           -------
OPERATIONS:
     Net investment income ......................................................................  $      3,192,856
     Net realized gain on investments sold during the period ....................................         2,324,693
     Change in net unrealized appreciation of investments held during the period ................         3,974,833
     Distributions to Money Market Cumulative PreferredTM Stock
         Shareholders from net investment income, including changes in accumulated
         undeclared distributions ...............................................................          (437,500)
                                                                                                   ----------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS .............................................         9,054,882

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders(2) ..................        (3,600,705)
                                                                                                   ----------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS .......................................        (3,600,705)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions ....................................................           525,972
                                                                                                   ----------------
         NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS ...........................................................           525,972


NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                               ----------------
         FOR THE PERIOD .........................................................................  $      5,980,149
                                                                                                   ================


------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ........................................................................  $    159,101,002
     Net increase during the period .............................................................         5,980,149
                                                                                                   ----------------
     End of period ..............................................................................  $    165,081,151
                                                                                                   ================

--------------------------------------------------------
(1) These tables summarize the three months ended February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
(2) Includes  income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
       FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH FEBRUARY 28, 2005(UNAUDITED)
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                          ------------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period .......................................................  $          15.49
                                                                                                   ----------------
INVESTMENT OPERATIONS:
     Net investment income ......................................................................              0.31
     Net realized and unrealized gain on investments ............................................              0.62
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income .................................................................             (0.04)
     From net realized capital gains ............................................................                --
                                                                                                    ---------------
     Total from investment operations ...........................................................              0.89
                                                                                                    ---------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
     From net investment income .................................................................             (0.35)
     From net realized capital gains ............................................................                --
                                                                                                    ---------------
     Total distributions to Common Shareholders .................................................             (0.35)
                                                                                                    ---------------
     Net asset value, end of period .............................................................   $         16.03
                                                                                                    ===============
     Market value, end of period ................................................................   $         18.77
                                                                                                    ===============
     Common shares outstanding, end of period ...................................................        10,300,010
                                                                                                    ===============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + ....................................................................              6.70%**
     Operating expenses .........................................................................              1.52%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ....................................................................                10%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) .........   $       245,081
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock .............................................................              1.03%**

(1) These tables  summarize the three months ended  February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
*   Money Market Cumulative PreferredTM Stock.
**  Annualized.
*** Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++  Information  presented  under  heading Supplemental Data includes MMP(R)*.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
------------------------------------------------------

                                                          TOTAL                                         DIVIDEND
                                                        DIVIDENDS       NET ASSET        NYSE         REINVESTMENT
                                                          PAID            VALUE      CLOSING PRICE      PRICE(1)
                                                        ---------       ---------    -------------    ------------
December 31, 2004 - EXTRA .........................     $0.0650          $15.89         $18.25           $17.34
December 31, 2004 .................................      0.0950           15.89          18.25            17.34
January 31, 2005 ..................................      0.0950           16.12          18.30            17.39
February 28, 2005 .................................      0.0950           16.03          18.77            17.83

--------------------
 (1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
CRUMRINE PREFERRED INCOME FUND?
   o If your shares are held in a Brokerage
     Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                               [GRAPHIC OMITTED]
                              LIGHTHOUSE LOGO ART

                               FLAHERTY & CRUMRINE
                              =====================
                              PREFERRED INCOME FUND

                                    Quarterly
                                     Report

                                February 28, 2005



                        web site: www.preferredincome.com